Derivative financial instruments and Short positions (Details 13) - Swap contract - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Hedge Instruments
Adjustment to Fair Value		R$ 12,757	R$ (25,142)	R$ (27,261)
Fair Value		218,424	160,114	48,169
Liabilities
Hedge Instruments
Adjustment to Fair Value		24,227	(122,988)	(164,925)
Fair Value		(2,202,776)	(2,200,956)	(1,904,020)
CDI (Interbank Deposit Rates) | Liabilities
Hedge Instruments
Adjustment to Fair Value	[1],[2]	(504)	(5,735)	(995)
Fair Value	[1],[2]	(160,754)	(147,925)	(341,938)
Indexed to Foreign Currency - Pre Reais | Liabilities
Hedge Instruments
Adjustment to Fair Value	[1]	0	0	(1,288)
Fair Value	[1]	0	0	(199,954)
Indexed to Foreign Currency - Pre Euro | Liabilities
Hedge Instruments
Adjustment to Fair Value	[1]	92,505	13,639	(102,998)
Fair Value	[1]	(972,290)	(895,399)	(805,326)
Indexed to Foreign Currency - Dollar | Liabilities
Hedge Instruments
Adjustment to Fair Value	[3]	(67,774)	(130,892)	(59,367)
Fair Value	[3]	(1,069,732)	(1,157,632)	(548,684)
Indexed to Foreign Currency - Reais | Liabilities
Hedge Instruments
Adjustment to Fair Value	[3]	0	0	(277)
Fair Value	[3]	0	0	(8,118)
Assets
Hedge Instruments
Adjustment to Fair Value		(11,470)	97,846	137,664
Fair Value		2,421,200	2,361,070	1,952,189
Assets | Indexed to Foreign Currency - Pre Dollar
Hedge Instruments
Adjustment to Fair Value	[1]	(123,696)	(42,149)	84,812
Fair Value	[1]	1,131,928	992,879	1,477,821
Assets | Indexed to Foreign Currency - Euro
Hedge Instruments
Adjustment to Fair Value	[3]	111,124	134,435	52,852
Fair Value	[3]	1,122,779	1,223,004	474,368
Assets | Indexed to Foreign Currency - USD/BRL - Dollar
Hedge Instruments
Adjustment to Fair Value	[2]	1,102	5,560	0
Fair Value	[2]	R$ 166,493	R$ 145,187	R$ 0

[1]	Operation with maturity date as April 1st, 2021 (12/31/2017 - operation with maturity date as April 1st, 2021), which hedge objects are securities represented by Brazilian external bonds.
[2]	Operations with maturity dates between April 2019 and February 2020 (12/31/2017 - operations with maturity dates between January and April, 2018), which hedge objects in 2018 are loans and in 2017 are securities represented by promissory notes.
[3]	Operations with maturity dates between January 2019 and February 2022 (12/31/2017 - operations with maturity dates between January 2018 and September 2022 and 12/31/2016 - operations with maturity dates between January 2017 and December 2025), which hedge objects are credit operations with credit entities.